Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 75.6%	Shares	Value
Automobiles & Components - 1.6%
Aptiv PLC (a)	18	$ 1,105
Ford Motor Co.	346	4,809
General Motors Co.	80	6,167
Tesla, Inc. (a)	248	104,309
		116,390

Banks - 2.6%
Bank of America Corp.	552	31,453
Citigroup, Inc.	146	20,434
Citizens Financial Group, Inc.	37	2,592
Fifth Third Bancorp	78	4,397
Huntington Bancshares, Inc.	171	3,032
JPMorgan Chase & Co.	230	75,286
KeyCorp	78	1,798
M&T Bank Corp.	13	3,094
PNC Financial Services Group, Inc.	35	8,618
Regions Financial Corp.	72	2,174
Truist Financial Corp.	105	5,231
US Bancorp	130	7,852
Wells Fargo & Co.	259	21,404
		187,365

Capital Goods - 5.4%
3M Co.	44	7,124
A.O. Smith Corp.	10	627
Allegion PLC	7	983
AMETEK, Inc.	20	4,839
Axon Enterprise, Inc. (a)	7	3,924
Boeing Co. (a)	68	14,720
Builders FirstSource, Inc. (a)	10	895
Carrier Global Corp.	68	4,988
Caterpillar, Inc.	42	44,726
Comfort Systems USA, Inc.	3	5,946
Cummins, Inc.	12	8,559
Deere & Co.	22	13,955
Dover Corp.	12	2,691
Eaton Corp. PLC	34	14,488
EMCOR Group, Inc.	4	3,320
Emerson Electric Co.	49	7,014
Fastenal Co.	99	4,755
Fortive Corp.	27	1,649
GE Vernova, Inc.	23	27,022
Generac Holdings, Inc. (a)	5	1,464
General Dynamics Corp.	22	7,793
General Electric Co.	91	34,009
Honeywell Aerospace, Inc. (a)	28	6,080
Honeywell International, Inc.	28	6,157
Howmet Aerospace, Inc.	35	9,410
Hubbell, Inc.	5	2,616
Huntington Ingalls Industries, Inc.	3	840
IDEX Corp.	6	1,362
Illinois Tool Works, Inc.	23	6,221

Ingersoll Rand, Inc.	31	2,542
Johnson Controls International PLC	55	8,036
L3Harris Technologies, Inc.	16	4,649
Lennox International, Inc.	3	1,719
Lockheed Martin Corp.	18	9,170
Masco Corp.	18	1,465
Nordson Corp.	5	1,508
Northrop Grumman Corp.	12	6,112
Otis Worldwide Corp.	34	2,434
PACCAR, Inc.	47	5,646
Parker-Hannifin Corp.	11	10,759
Pentair PLC	14	1,073
Quanta Services, Inc.	13	9,361
Rockwell Automation, Inc.	10	4,951
RTX Corp.	116	22,009
Snap-on, Inc.	4	1,610
Stanley Black & Decker, Inc.	13	1,224
Textron, Inc.	15	1,376
Trane Technologies PLC	19	9,332
TransDigm Group, Inc.	5	6,660
United Rentals, Inc.	5	5,664
Vertiv Holdings Co. - Class A	33	11,049
Westinghouse Air Brake Technologies Corp.	15	4,044
WW Grainger, Inc.	4	5,442
Xylem, Inc.	21	2,482
		388,494

Commercial & Professional Services - 0.5%
Automatic Data Processing, Inc.	35	7,838
Broadridge Financial Solutions, Inc.	10	1,370
Cintas Corp.	29	4,932
Copart, Inc. (a)	75	2,114
Equifax, Inc.	10	1,587
Jacobs Solutions, Inc.	10	1,260
Leidos Holdings, Inc.	11	1,133
Paychex, Inc.	28	2,753
Republic Services, Inc.	17	3,623
Rollins, Inc.	25	1,044
Veralto Corp.	21	1,862
Verisk Analytics, Inc.	12	2,154
Waste Management, Inc.	32	7,132
		38,802

Consumer Discretionary Distribution & Retail - 4.0%
Amazon.com, Inc. (a)	850	202,589
AutoZone, Inc. (a)	1	3,196
Best Buy Co., Inc.	17	1,290
Carvana Co. (a)	63	4,147
eBay, Inc.	39	4,358
Genuine Parts Co.	12	1,416
Home Depot, Inc.	86	30,330
Lowe's Cos., Inc.	49	10,804
O'Reilly Automotive, Inc. (a)	69	6,354
Ross Stores, Inc.	28	5,960
TJX Cos., Inc.	92	13,938
Tractor Supply Co.	43	1,359
Ulta Beauty, Inc. (a)	4	1,804
Williams-Sonoma, Inc.	10	2,331
		289,876

Consumer Durables & Apparel - 0.3%
Deckers Outdoor Corp. (a)	12	1,191
DR Horton, Inc.	23	3,746
Garmin Ltd.	14	3,326
Hasbro, Inc.	12	991
Lennar Corp. - Class A	19	1,719
Lululemon Athletica, Inc. (a)	9	1,028
NIKE, Inc. - Class B	103	4,228
PulteGroup, Inc.	17	2,333
Ralph Lauren Corp.	3	1,204
Tapestry, Inc.	18	2,635
		22,401

Consumer Services - 1.2%
Airbnb, Inc. - Class A (a)	37	5,295
Booking Holdings, Inc.	67	11,942
Carnival Corp. Ltd.	116	3,314
Chipotle Mexican Grill, Inc. (a)	107	3,638
Darden Restaurants, Inc.	10	2,060
Domino's Pizza, Inc.	3	888
DoorDash, Inc. - Class A (a)	32	5,905
Expedia Group, Inc.	10	2,559
Hilton Worldwide Holdings, Inc.	20	6,609
Las Vegas Sands Corp.	26	1,201
Marriott International, Inc. - Class A	19	7,041
McDonald's Corp.	60	16,218
MGM Resorts International (a)	17	813
Norwegian Cruise Line Holdings Ltd. (a)	41	865
Royal Caribbean Cruises Ltd.	22	6,986
Starbucks Corp.	95	9,708
Wynn Resorts Ltd.	7	680
Yum! Brands, Inc.	24	3,837
		89,559

Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores, Inc.	3	2,384
Costco Wholesale Corp.	38	35,548
Dollar General Corp.	19	2,187
Dollar Tree, Inc. (a)	16	1,935
Kroger Co.	47	2,610
Sysco Corp.	41	3,427
Target Corp.	39	5,094
Walmart, Inc.	366	41,453
		94,638

Energy - 2.2%
APA Corp.	29	945
Baker Hughes Co.	85	4,718
Chevron Corp.	156	25,859
ConocoPhillips	100	10,396
Devon Energy Corp.	92	3,801
Diamondback Energy, Inc.	17	2,988
EOG Resources, Inc.	44	5,708
EQT Corp.	54	2,871
Expand Energy Corp.	21	1,915
Exxon Mobil Corp.	347	47,442
Halliburton Co.	71	2,411

Kinder Morgan, Inc.	163	5,211
Marathon Petroleum Corp.	24	6,136
Occidental Petroleum Corp.	62	3,011
ONEOK, Inc.	52	4,521
Phillips 66	33	5,579
SLB Ltd.	127	5,904
Targa Resources Corp.	19	5,095
Texas Pacific Land Corp.	5	2,188
Valero Energy Corp.	26	6,771
Williams Cos., Inc.	103	7,657
		161,127

Financial Services - 5.2%
American Express Co.	46	15,559
Ameriprise Financial, Inc.	8	3,670
Apollo Global Management, Inc.	40	4,732
Ares Management Corp. - Class A	18	2,004
Bank of New York Mellon Corp.	60	8,677
Berkshire Hathaway, Inc. - Class B (a)	157	78,561
Blackrock, Inc.	12	11,539
Blackstone, Inc.	65	7,649
Block, Inc. (a)	47	3,572
Capital One Financial Corp.	54	10,833
Cboe Global Markets, Inc.	9	2,184
Charles Schwab Corp.	138	12,733
CME Group, Inc.	31	6,846
Coinbase Global, Inc. - Class A (a)	19	2,778
Corpay, Inc. (a)	6	2,000
FactSet Research Systems, Inc.	3	690
Fidelity National Information Services, Inc.	45	1,750
Fiserv, Inc. (a)	47	2,305
Franklin Resources, Inc.	27	898
Global Payments, Inc.	21	1,524
Goldman Sachs Group, Inc.	26	26,296
Interactive Brokers Group, Inc. - Class A	39	3,395
Intercontinental Exchange, Inc.	49	6,032
Invesco Ltd.	38	1,003
Jack Henry & Associates, Inc.	6	826
KKR & Co., Inc.	59	5,415
Mastercard, Inc. - Class A	70	35,952
Moody's Corp.	13	5,888
Morgan Stanley	104	21,740
MSCI, Inc.	6	3,360
Nasdaq, Inc.	39	3,074
Northern Trust Corp.	16	2,781
PayPal Holdings, Inc.	76	3,282
Raymond James Financial, Inc.	15	2,280
Robinhood Markets, Inc. - Class A (a)	65	6,518
S&P Global, Inc.	26	10,589
State Street Corp.	24	4,070
Synchrony Financial	31	2,358
T Rowe Price Group, Inc.	19	2,160
Visa, Inc. - Class A	142	48,719
		376,242

Food, Beverage & Tobacco - 1.5%
Altria Group, Inc.	138	9,929
Archer-Daniels-Midland Co.	40	3,056
Brown-Forman Corp. - Class B	15	400

Bunge Global SA	12	1,281
Coca-Cola Co.	319	25,925
Conagra Brands, Inc.	41	552
Constellation Brands, Inc. - Class A	12	1,669
General Mills, Inc.	46	1,601
Hershey Co.	13	2,281
Hormel Foods Corp.	25	621
J M Smucker Co.	9	1,013
Keurig Dr Pepper, Inc.	114	3,731
Kraft Heinz Co.	70	1,653
McCormick & Co., Inc.	22	1,109
Molson Coors Beverage Co. - Class B	13	506
Mondelez International, Inc. - Class A	107	6,189
Monster Beverage Corp. (a)	60	5,767
PepsiCo, Inc.	114	15,436
Philip Morris International, Inc.	129	23,337
Tyson Foods, Inc. - Class A	24	1,374
		107,430

Health Care Equipment & Services - 2.4%
Abbott Laboratories	150	13,611
Align Technology, Inc. (a)	6	1,012
Baxter International, Inc.	44	938
Becton Dickinson & Co.	25	3,783
Boston Scientific Corp. (a)	128	5,463
Cardinal Health, Inc.	20	4,751
Cencora, Inc.	17	4,811
Centene Corp. (a)	40	2,568
Cigna Group	23	6,341
Cooper Cos., Inc. (a)	17	1,219
CVS Health Corp.	107	11,069
DaVita, Inc. (a)	3	667
Dexcom, Inc. (a)	33	2,223
Edwards Lifesciences Corp. (a)	50	4,523
Elevance Health, Inc.	19	7,348
GE HealthCare Technologies, Inc.	39	2,496
HCA Healthcare, Inc.	14	5,458
Henry Schein, Inc. (a)	9	752
Humana, Inc.	10	3,972
IDEXX Laboratories, Inc. (a)	7	3,685
Insulet Corp. (a)	6	913
Intuitive Surgical, Inc. (a)	31	12,328
Labcorp Holdings, Inc.	7	1,960
McKesson Corp.	11	8,312
Medtronic PLC	111	8,684
Quest Diagnostics, Inc.	10	2,120
ResMed, Inc.	13	2,533
Solventum Corp. (a)	13	1,003
STERIS PLC	8	1,685
Stryker Corp.	30	9,445
UnitedHealth Group, Inc.	78	32,419
Universal Health Services, Inc. - Class B	5	743
Veeva Systems, Inc. - Class A (a)	13	2,307
Zimmer Biomet Holdings, Inc.	17	1,464
		172,606

Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	20	1,938
Clorox Co.	10	954

Colgate-Palmolive Co.	66	6,051
Estee Lauder Cos., Inc. - Class A	21	1,658
Kenvue, Inc.	161	3,077
Kimberly-Clark Corp.	29	3,183
Procter & Gamble Co.	197	28,888
		45,749

Insurance - 1.2%
Aflac, Inc.	38	4,455
Allstate Corp.	22	5,235
American International Group, Inc.	44	3,279
Aon PLC - Class A	19	6,302
Arch Capital Group Ltd. (a)	29	2,815
Arthur J Gallagher & Co.	22	5,051
Assurant, Inc.	4	1,074
Brown & Brown, Inc.	25	1,604
Chubb Ltd.	31	10,563
Cincinnati Financial Corp.	13	2,407
Erie Indemnity Co. - Class A	2	479
Everest Group Ltd.	4	1,429
Globe Life, Inc.	7	1,251
Hartford Insurance Group, Inc.	24	3,180
Loews Corp.	15	1,698
Marsh & McLennan Cos., Inc.	40	6,667
MetLife, Inc.	45	3,807
Principal Financial Group, Inc.	17	1,832
Progressive Corp.	48	10,486
Prudential Financial, Inc.	30	3,238
Travelers Cos., Inc.	19	6,272
W R Berkley Corp.	26	1,834
Willis Towers Watson PLC	8	2,091
		87,049

Materials - 1.4%
Air Products and Chemicals, Inc.	19	5,570
Albemarle Corp.	10	1,350
Amcor PLC	40	1,734
Avery Dennison Corp.	7	1,137
Ball Corp.	23	1,435
CF Industries Holdings, Inc.	13	1,407
Corteva, Inc.	58	4,912
CRH PLC	58	6,206
Dow, Inc.	59	1,614
DuPont de Nemours, Inc.	12	1,583
Ecolab, Inc.	22	6,129
Freeport-McMoRan, Inc.	126	7,924
International Flavors & Fragrances, Inc.	22	1,743
International Paper Co.	47	1,791
Linde PLC	40	20,758
LyondellBasell Industries NV - Class A	22	1,158
Martin Marietta Materials, Inc.	5	2,884
Mosaic Co.	29	615
Newmont Corp.	96	8,966
Nucor Corp.	20	4,455
Packaging Corp. of America	8	1,906
PPG Industries, Inc.	19	2,305
Sherwin-Williams Co.	20	6,886
Smurfit Westrock PLC	47	2,174
Steel Dynamics, Inc.	12	2,754

Vulcan Materials Co.	11	3,245
		102,641

Media & Entertainment - 6.9%
Alphabet, Inc. - Class A	508	181,544
Alphabet, Inc. - Class C	410	144,865
Charter Communications, Inc. - Class A (a)	7	995
EchoStar Corp. - Class A (a)	12	1,218
Electronic Arts, Inc.	19	3,896
Fox Corp. - Class A	17	887
Fox Corp. - Class B	12	562
Live Nation Entertainment, Inc. (a)	14	2,563
Meta Platforms, Inc. - Class A	189	106,462
Netflix, Inc. (a)	354	25,276
News Corp. - Class A	32	794
News Corp. - Class B	11	309
Omnicom Group, Inc.	25	1,821
Paramount Skydance Corp.	27	266
Take-Two Interactive Software, Inc. (a)	15	3,750
TKO Group Holdings, Inc.	6	1,208
Trade Desk, Inc. - Class A (a)	38	687
Walt Disney Co.	148	14,245
Warner Bros Discovery, Inc. (a)	214	5,705
		497,053

Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
AbbVie, Inc.	150	37,746
Agilent Technologies, Inc.	24	3,188
Amgen, Inc.	47	17,020
Biogen, Inc. (a)	13	2,809
Bio-Techne Corp.	14	989
Bristol-Myers Squibb Co.	176	10,141
Charles River Laboratories International, Inc. (a)	4	907
Danaher Corp.	54	10,286
Eli Lilly & Co.	67	80,362
Gilead Sciences, Inc.	109	13,771
Incyte Corp. (a)	14	1,587
IQVIA Holdings, Inc. (a)	15	2,898
Johnson & Johnson	203	51,556
Merck & Co., Inc.	210	26,985
Mettler-Toledo International, Inc. (a)	2	2,555
Moderna, Inc. (a)	30	2,101
Pfizer, Inc.	486	11,703
Regeneron Pharmaceuticals, Inc.	9	5,612
Revvity, Inc.	10	1,113
Thermo Fisher Scientific, Inc.	32	16,043
Vertex Pharmaceuticals, Inc. (a)	22	10,928
Viatris, Inc.	101	1,604
Waters Corp. (a)	8	3,000
West Pharmaceutical Services, Inc.	6	2,154
Zoetis, Inc.	37	2,659
		319,717

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	25	3,367
CoStar Group, Inc. (a)	34	963
		4,330

Semiconductors & Semiconductor Equipment - 15.0%
Advanced Micro Devices, Inc. (a)	145	84,232
Analog Devices, Inc.	42	16,681
Applied Materials, Inc.	69	49,887
Broadcom, Inc.	422	159,411
First Solar, Inc. (a)	9	2,124
Intel Corp. (a)	403	56,271
KLA Corp.	110	33,188
Lam Research Corp.	108	46,800
Marvell Technology, Inc.	74	22,044
Microchip Technology, Inc.	47	4,286
Micron Technology, Inc.	101	116,583
Monolithic Power Systems, Inc.	4	5,529
NVIDIA Corp.	2,130	426,192
NXP Semiconductors NV	22	6,183
ON Semiconductor Corp. (a)	34	3,214
Qnity Electronics, Inc.	18	2,940
QUALCOMM, Inc.	96	17,740
Skyworks Solutions, Inc.	13	881
Teradyne, Inc.	14	6,774
Texas Instruments, Inc.	78	23,249
		1,084,209

Software & Services - 6.3%
Accenture PLC - Class A	53	6,595
Adobe, Inc. (a)	36	7,381
Akamai Technologies, Inc. (a)	12	1,418
AppLovin Corp. - Class A (a)	23	11,850
Autodesk, Inc. (a)	18	3,499
Cadence Design Systems, Inc. (a)	24	9,008
Cognizant Technology Solutions Corp. - Class A	41	1,588
Crowdstrike Holdings, Inc. - Class A (a)	22	16,789
Datadog, Inc. - Class A (a)	28	7,290
Fair Isaac Corp. (a)	2	2,390
Fortinet, Inc. (a)	53	8,142
Gartner, Inc. (a)	6	778
Gen Digital, Inc.	48	1,195
GoDaddy, Inc. - Class A (a)	12	1,018
International Business Machines Corp.	81	22,778
Intuit, Inc.	24	6,264
Microsoft Corp.	639	238,360
Oracle Corp.	147	21,543
Palantir Technologies, Inc. - Class A (a)	198	23,101
Palo Alto Networks, Inc. (a)	68	23,189
PTC, Inc. (a)	10	1,136
Roper Technologies, Inc.	9	3,045
Salesforce, Inc.	72	11,279
ServiceNow, Inc. (a)	88	8,737
Synopsys, Inc. (a)	17	7,583
Trimble, Inc. (a)	21	1,075
Tyler Technologies, Inc. (a)	4	1,170
VeriSign, Inc.	7	1,761
Workday, Inc. - Class A (a)	18	2,204
		452,166

Technology Hardware & Equipment - 8.2%
Amphenol Corp. - Class A	108	19,043
Apple, Inc.	1,239	358,517
Arista Networks, Inc. (a)	89	15,119

CDW Corp.	11	1,547
Ciena Corp. (a)	12	5,887
Cisco Systems, Inc.	339	39,819
Coherent Corp. (a)	16	6,312
Corning, Inc.	68	17,369
Dell Technologies, Inc. - Class C	26	11,218
F5, Inc. (a)	5	2,080
Flex Ltd. (a)	31	5,024
Hewlett Packard Enterprise Co.	119	5,368
HP, Inc.	79	1,733
Jabil, Inc.	9	3,469
Keysight Technologies, Inc. (a)	15	5,251
Lumentum Holdings, Inc. (a)	6	5,148
Motorola Solutions, Inc.	14	5,814
NetApp, Inc.	17	2,631
Sandisk Corp. (a)	13	29,559
Seagate Technology Holdings PLC	19	18,335
Super Micro Computer, Inc. (a)	55	1,613
TE Connectivity PLC	25	5,040
Teledyne Technologies, Inc. (a)	4	2,668
Western Digital Corp.	31	19,800
Zebra Technologies Corp. - Class A (a)	4	1,053
		589,417

Telecommunication Services - 0.6%
AT&T, Inc.	575	11,902
Comcast Corp. - Class A	300	7,365
T-Mobile US, Inc.	38	6,374
Verizon Communications, Inc.	344	14,565
		40,206

Transportation - 1.0%
CH Robinson Worldwide, Inc.	10	1,883
CSX Corp.	161	7,652
Delta Air Lines, Inc.	59	5,526
Expeditors International of Washington, Inc.	12	1,956
FedEx Corp.	19	5,949
Fedex Freight Holding Co., Inc. (a)	9	1,359
JB Hunt Transport Services, Inc.	6	1,737
Norfolk Southern Corp.	19	5,977
Old Dominion Freight Line, Inc.	16	3,466
Southwest Airlines Co.	42	2,160
Uber Technologies, Inc. (a)	178	12,844
Union Pacific Corp.	51	13,872
United Airlines Holdings, Inc. (a)	28	3,808
United Parcel Service, Inc. - Class B	66	7,095
		75,284

Utilities - 1.7%
AES Corp.	62	909
Alliant Energy Corp.	22	1,678
Ameren Corp.	24	2,713
American Electric Power Co., Inc.	47	6,430
American Water Works Co., Inc.	17	2,237
Atmos Energy Corp.	14	2,412
CenterPoint Energy, Inc.	56	2,466
CMS Energy Corp.	27	2,065
Consolidated Edison, Inc.	31	3,429
Constellation Energy Corp.	28	6,954

Dominion Energy, Inc.	74	5,053
DTE Energy Co.	18	2,743
Duke Energy Corp.	65	8,228
Edison International	33	2,457
Entergy Corp.	39	4,480
Evergy, Inc.	20	1,729
Eversource Energy	32	2,313
Exelon Corp.	86	4,009
FirstEnergy Corp.	45	2,139
NextEra Energy, Inc.	176	15,447
NiSource, Inc.	41	1,950
NRG Energy, Inc.	18	2,629
PG&E Corp.	185	3,112
Pinnacle West Capital Corp.	10	1,070
PPL Corp.	64	2,326
Public Service Enterprise Group, Inc.	43	3,490
Sempra	56	5,192
Southern Co.	95	9,092
Vistra Corp.	28	4,442
WEC Energy Group, Inc.	28	3,270
Xcel Energy, Inc.	53	4,256
		120,720
TOTAL COMMON STOCKS (Cost $4,128,315)		5,463,471

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	13	687
American Tower Corp.	40	6,543
AvalonBay Communities, Inc.	12	2,264
BXP, Inc.	13	862
Camden Property Trust	9	1,031
Crown Castle, Inc.	38	2,878
Digital Realty Trust, Inc.	28	5,028
Equinix, Inc.	8	8,339
Equity Residential	29	1,970
Essex Property Trust, Inc.	6	1,750
Extra Space Storage, Inc.	18	2,615
Federal Realty Investment Trust	7	864
Healthpeak Properties, Inc.	58	1,241
Host Hotels & Resorts, Inc.	55	1,304
Invitation Homes, Inc.	46	1,390
Iron Mountain, Inc.	26	3,284
Kimco Realty Corp.	57	1,445
Mid-America Apartment Communities, Inc.	10	1,390
Prologis, Inc.	80	10,838
Public Storage	14	4,456
Realty Income Corp.	78	4,833
Regency Centers Corp.	14	1,116
SBA Communications Corp.	9	1,588
Simon Property Group, Inc.	28	6,262
UDR, Inc.	26	1,038
Ventas, Inc.	41	3,641
VICI Properties, Inc.	91	2,416
Welltower, Inc.	58	13,164
Weyerhaeuser Co.	62	1,484
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $83,755)		95,721

RIGHTS - 0.0% (b)	Shares	Value

Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	56		30
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(c)	20		0
TOTAL RIGHTS (Cost $0)			30

CRYPTO CURRENCIES - 23.0%	Shares		Value
BITCOIN (a)	28.32		1,663,248
TOTAL CRYPTO CURRENCIES (Cost $1,936,258)			1,663,248
TOTAL INVESTMENTS - 100.0% (Cost $6,148,328)			7,222,470
Money Market Deposit Account - 0.1% (d)			5,073
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00041)	(2,993)
TOTAL NET ASSETS - 100.0%			$ 7,224,550

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30 or 0.0% of net assets as of June 30, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.36%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 5,463,471	$ –	$ –	$ 5,463,471
Real Estate Investment Trusts	95,721	–	–	95,721
Rights	–	–	30	30
Crypto Currencies	1,663,248	–	–	1,663,248
Total Investments	$ 7,222,440	$ –	$ 30	$ 7,222,470

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 30
Ending balance as of June 30, 2026	$ 30
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$ 30	Corporate Action Rights Issuance	Corporate Action Payout	$ 0.53
$ 30